Fair value measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Equity securities at fair value	$ 236	$ 222
Available-for-sale investments	$ 1,988,865	$ 3,473,730
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Other assets - Derivatives	$ 6,509	$ 8,120
Financial liabilities
Other liabilities - Derivatives	6,254	3,424
Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	236	222
Available-for-sale investments	1,988,865	3,473,730
Other assets - Derivatives	6,509	8,120
Financial liabilities
Other liabilities - Derivatives	6,254	3,424
Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	1,068,009	1,091,009
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	236	222
Available-for-sale investments	920,856	2,369,547
Other assets - Derivatives	6,509	8,120
Financial liabilities
Other liabilities - Derivatives	6,254	3,424
Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	0	13,174
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Equity securities at fair value	236	222
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	236	222
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	0	0
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	236	222
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
US government and federal agencies
Financial assets
Available-for-sale investments	1,712,776	3,143,624
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	1,712,776	3,143,624
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	838,938	823,809
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	873,838	2,319,815
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities
Financial assets
Available-for-sale investments	251,463	289,593
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	251,463	289,593
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	229,071	267,200
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	22,392	22,393
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	5,626	13,174
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	5,626	13,174
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	5,626	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	13,174
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	19,000	27,339
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	19,000	27,339
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	19,000	27,339
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0